Pension Plans and Similar Obligations - Plan Asset Allocation (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Pension Plans and Similar Obligations
Fair value of the plan assets	€ 1,852	€ 1,691
Level 1
Pension Plans and Similar Obligations
Fair value of the plan assets	597	485
Equity investments	182	149
Corporate Bonds	202	151
Insurance policies	39	7
Not Quoted in an Active Market
Pension Plans and Similar Obligations
Fair value of the plan assets	1,254	1,207
Equity investments	0	0
Corporate Bonds	0	0
Insurance policies	€ 1,254	€ 1,207